Goodwill and Intangible Assets - Summary of Estimated Future Amortization Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 4,905
2023	4,641
2024	2,381
2025	960
2026	958
Total	$ 13,845	$ 107,400